Accounts Receivable, Net - Schedule of Accounts Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 459,950		¥ 644,729
Less: Allowance for doubtful accounts	(61,981)		(45,449)	¥ (20,959)
Accounts receivable, net	¥ 397,969	$ 57,882	¥ 599,280